Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Mar. 28, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Focused Global Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EFGIX
Eaton Vance International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	EILAX
Eaton Vance International Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EILIX